Fair Value Measurements	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

FASB Accounting Standards Codification (“ASC”) No. 820, “Fair Value Measurements and Disclosures” defines fair value and establishes a framework for measuring fair value. According to ASC No. 820, fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level I:	Unadjusted quoted prices in active markets that are accessible on the measurement date for identical, unrestricted assets or liabilities;

Level II:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level III:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company measures its marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2020 and December 31, 2019 by level within the fair value hierarchy.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$110,140	$-	$110,140
Foreign currency derivative contracts	-	97	-	97

Total financial assets	$-	$110,237	$-	$110,237

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$127,960	$-	$127,960
Foreign currency derivative contracts	-	16	-	16

Total financial assets	$-	$127,976	$-	$127,976